Accrued Expenses and Deferred Revenue (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Deferred Revenue
Vacation pay liability	kr 6,107	kr 4,921
Accrued salaries and Board fees	16,786	8,134
Social security costs	5,492	3,440
Deferred revenue	3,387
Accrued expenses for research and development	4,230	14,135
Accrued expenses for administrative and selling	17,551	10,756
Total	kr 53,553	kr 41,386